ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2018	2017

Employees and payroll accruals	$304	$579
Institutions and income tax payable	130	119
Accrued expenses	1,950	1,573
Related parties	10	12

	$2,394	$2,283